Fair value (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	R$ 55,251
Derivatives assets, ending balance	92,439	R$ 55,251
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	2,118	339
Total gains or losses (realized / unrealized),Recognized in the result	286	(5)
Purchases	1,209	920
Settlements	(585)	(300)
Transfers in and / or out of Level	(1,088)	1,164
Fair value, Ending balance	1,940	2,118
Total Gains or Losses (Unrealized)	(994)	(1,009)
Fair value assets, beginning balance	253	58
Total gains or losses (realized / unrealized),Recognized in the result	12	(19)
Total gains or losses (realized / unrealized),Recognized in the result	6	153
Purchases	504	51
Settlements	(372)	(8)
Transfers in and / or out of Level	(185)	18
Fair value assets, ending balance	218	253
Derivatives assets, beginning balance	262	671
Total gains or losses (realized / unrealized), Recognized in the result	176	80
Purchases	235	157
Settlements	(216)	(104)
Transfers in and / or out of Level	(85)	(542)
Derivatives assets, ending balance	372	262
Derivatives assets, Total gains or losses (unrealized)	270	244
Derivatives liabilities, beginning balance	(389)	(569)
Total gains or losses (realized / unrealized), Recognized in the result	(215)	(74)
Purchases	(306)	(387)
Settlements	239	189
Transfers in and / or out of Level	496	452
Derivatives liabilities, ending balance	(175)	(389)
Derivatives liability, Total gains or losses (unrealized)	13	273
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	236	631
Total gains or losses (realized / unrealized), Recognized in the result	164	108
Purchases	168	133
Settlements	(169)	(94)
Transfers in and / or out of Level	(77)	(542)
Derivatives assets, ending balance	322	236
Derivatives assets, Total gains or losses (unrealized)	271	240
Derivatives liabilities, beginning balance	(372)	(561)
Total gains or losses (realized / unrealized), Recognized in the result	(233)	(70)
Purchases	(252)	(369)
Settlements	216	176
Transfers in and / or out of Level	489	452
Derivatives liabilities, ending balance	(152)	(372)
Derivatives liability, Total gains or losses (unrealized)	6	274
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	6	34
Total gains or losses (realized / unrealized), Recognized in the result	13	(32)
Purchases	67	14
Settlements	(47)	(10)
Transfers in and / or out of Level	(8)
Derivatives assets, ending balance	31	6
Derivatives assets, Total gains or losses (unrealized)	(2)	1
Derivatives liabilities, beginning balance	(1)	(2)
Total gains or losses (realized / unrealized), Recognized in the result	17	(3)
Purchases	(54)	(9)
Settlements	23	13
Transfers in and / or out of Level	7
Derivatives liabilities, ending balance	(8)	(1)
Derivatives liability, Total gains or losses (unrealized)	7	(1)
Level 3 of fair value hierarchy [member] | Currency Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	19	6
Total gains or losses (realized / unrealized), Recognized in the result	(1)	3
Purchases		10
Derivatives assets, ending balance	18	19
Derivatives assets, Total gains or losses (unrealized)		3
Derivatives liabilities, beginning balance	(16)	(6)
Total gains or losses (realized / unrealized), Recognized in the result	1	(1)
Purchases		(9)
Derivatives liabilities, ending balance	(15)	(16)
Level 3 of fair value hierarchy [member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	1
Derivatives assets, ending balance	1	1
Derivatives assets, Total gains or losses (unrealized)	1
Level 3 of fair value hierarchy [member] | Currency Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	1
Total gains or losses (realized / unrealized), Recognized in the result		1
Derivatives assets, ending balance		1
Level 3 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	2,118	339
Total gains or losses (realized / unrealized),Recognized in the result	286	(5)
Purchases	1,209	920
Settlements	(585)	(300)
Transfers in and / or out of Level	(1,088)	1,164
Fair value, Ending balance	1,940	2,118
Total Gains or Losses (Unrealized)	(994)	(1,009)
Fair value assets, beginning balance	253	58
Total gains or losses (realized / unrealized),Recognized in the result	12	(19)
Total gains or losses (realized / unrealized),Recognized in the result	6	153
Purchases	504	51
Settlements	(372)	(8)
Transfers in and / or out of Level	(185)	18
Fair value assets, ending balance	218	253
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	71	86
Total gains or losses (realized / unrealized),Recognized in the result	36	(14)
Purchases	3	9
Settlements	(4)	(10)
Fair value, Ending balance	106	71
Total Gains or Losses (Unrealized)	(98)	(100)
Fair value assets, beginning balance	193	45
Total gains or losses (realized / unrealized),Recognized in the result		(3)
Total gains or losses (realized / unrealized),Recognized in the result		151
Settlements	(193)
Fair value assets, ending balance		193
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	126	151
Total gains or losses (realized / unrealized),Recognized in the result	(27)	(38)
Purchases	83	2
Settlements	(95)
Transfers in and / or out of Level	13	11
Fair value, Ending balance	100	126
Total Gains or Losses (Unrealized)	(78)	(64)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	1,895	84
Total gains or losses (realized / unrealized),Recognized in the result	306	(36)
Purchases	950	740
Settlements	(259)	(67)
Transfers in and / or out of Level	(1,158)	1,174
Fair value, Ending balance	1,734	1,895
Total Gains or Losses (Unrealized)	(818)	(845)
Total gains or losses (realized / unrealized),Recognized in the result	7
Total gains or losses (realized / unrealized),Recognized in the result	(1)	(1)
Purchases	216	35
Settlements	(144)
Transfers in and / or out of Level	140	(34)
Fair value assets, ending balance	218
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	17
Total gains or losses (realized / unrealized),Recognized in the result		(3)
Purchases		20
Transfers in and / or out of Level	(17)
Fair value, Ending balance		17
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	5	4
Total gains or losses (realized / unrealized),Recognized in the result	(41)	84
Purchases	132	137
Settlements	(87)	(220)
Transfers in and / or out of Level	(9)
Fair value, Ending balance		5
Fair value assets, beginning balance	60
Total gains or losses (realized / unrealized),Recognized in the result	5	(3)
Total gains or losses (realized / unrealized),Recognized in the result	7	3
Purchases	288	16
Settlements	(35)	(8)
Transfers in and / or out of Level	(325)	52
Fair value assets, ending balance		60
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	4	7
Total gains or losses (realized / unrealized),Recognized in the result		(3)
Purchases		10
Settlements	(4)	(3)
Transfers in and / or out of Level		(7)
Fair value, Ending balance		4
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Other Securities [Member]
IfrsStatementLineItems [Line Items]
Total gains or losses (realized / unrealized),Recognized in the result	12
Settlements	(136)
Transfers in and / or out of Level	83
Purchases	R$ 41
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance		7
Total gains or losses (realized / unrealized),Recognized in the result		5
Purchases		2
Transfers in and / or out of Level		(14)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance		13
Total gains or losses (realized / unrealized),Recognized in the result		R$ (13)